Taxation (Details) - Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate (Parentheticals)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate [Abstract]
Standard rate of tax in UK	19.00%	19.00%	19.00%
Effect of rate change	17.00%